[Missing Graphic Reference]

Independent Auditors’ Report

The Board of Directors
Sentry Life Insurance Company
and
The Policy Owners of
Sentry Variable Life Account I:

We have audited the accompanying statements of assets and liabilities of the Sentry Variable Life
Account I (comprised of the sub-accounts listed in the statements of assets and liabilities (collectively, “the
Accounts”)) as of December 31, 2009, and the related statements of operations for the year ended
December 31, 2009, changes in net assets for the years ended December 31, 2009 and 2008, and the financial highlights for the years ended December 31, 2009, 2008 and 2007. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Accounts for the years ended December 31, 2006 and 2005 were audited by other auditors whose report thereon dated February 8, 2007 expressed an unqualified opinion on those highlights.

We conducted our audits in accordance with the auditing standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. Our audit included confirmation of securities owned as of December 31, 2009 by correspondence with the transfer agent of the underlying mutual funds. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Sentry Variable Life Account I as of December 31, 2009, and the results of their operations for the year ended December 31, 2009, changes in net assets for the years ended December 31,
2009 and 2008, and financial highlights for the years ended December 31, 2009, 2008 and 2007 in conformity with U.S. generally accepted accounting principles.

s/ KPMG LLP

March 1, 2010

[Missing Graphic Reference]
[Missing Graphic Reference]

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009

Assets:

Investments at fair value:

Janus Aspen Series:
Aspen Janus Portfolio, 7,352 shares (cost $162,934)	$157,544
Aspen Enterprise Portfolio, 91,093 shares (cost $2,695,925)	2,804,753
Aspen Forty Portfolio, 3,775 shares (cost $107,116)	126,836
Aspen Worldwide Growth Portfolio, 1,407 shares (cost $40,783)	36,835
Aspen Balanced Portfolio, 6,275 shares (cost $165,799)	168,675

T. Rowe Price Fixed Income Series, Inc.:
Prime Reserve Portfolio, 252,045 shares (cost $252,045)	252,045
Limited Term Bond Portfolio, 21,063 shares (cost $103,988)	106,155

T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio, 8,568 shares (cost $184,143)	151,223
Personal Strategy Balanced Portfolio, 102,577 shares (cost $1,799,813)	1,684,311

T. Rowe Price International Series, Inc.:
International Stock Portfolio, 1,270 shares (cost $12,588)	15,580

Total Assets	$5,503,957
Total Liabilities	-

Net Assets	$5,503,957

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF OPERATIONS

	For the Year ended December 31, 2009

	Janus Aspen	Janus Aspen	Janus Aspen
	Janus*	Enterprise**	Forty

Investment Income:
Dividends	$725	$-	$39

Expenses:
Mortality and expense risk charges	1,396	25,779	1,100

Net investment income (loss)	(671)	(25,779)	(1,061)

Realized gains (losses) on investments:
Realized net investment gain (loss)	(8,892)	126,761	6,227

Capital gain distributions received	-	-	-

Realized gain (loss) on investments and
capital gain distributions, net	(8,892)	126,761	6,227

Unrealized appreciation (depreciation), net	49,712	813,297	35,660

Net increase (decrease) in net assets from operations	$40,149	$914,279	$40,826

	For the Year ended December 31, 2009
	Janus Aspen
	Worldwide	Janus Aspen
	Growth	Balanced

Investment Income:
Dividends	$414	$4,503

Expenses:
Mortality and expense risk charges	293	1,535

Net investment income (loss)	121	2,968

Realized gains (losses) on investments:
Realized net investment gain (loss)	(2,166)	748

Capital gain distributions received	-	5,570

Realized gain (loss) on investments and
capital gain distributions, net	(2,166)	6,318

Unrealized appreciation (depreciation), net	10,707	23,277

Net increase (decrease) in net assets from operations	$8,662	$32,563

See accompanying notes to financial statements

*Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF OPERATIONS

	For the Year ended December 31, 2009
		T. Rowe Price
	T. Rowe Price	Limited Term	T. Rowe Price
	Prime Reserve	Bond	Equity Income

Investment Income:
Dividends	$1,125	$4,122	$2,616

Expenses:
Mortality and expense risk charges	2,964	1,231	1,360

Net investment income (loss)	(1,839)	2,891	1,256

Realized gains (losses) on investments:
Realized net investment gain (loss)	-	477	(17,174)

Capital gain distributions received	-	-	-

Realized gain (loss) on investments and
capital gain distributions, net	-	477	(17,174)

Unrealized appreciation (depreciation), net	-	4,875	44,984

Net increase (decrease) in net assets from operations	$(1,839)	$8,243	$29,066

	For the Year ended December 31, 2009
	T. Rowe Price	T. Rowe Price
	Personal Strategy	International
	Balanced	Stock

Investment Income:
Dividends	$32,137	$346

Expenses:
Mortality and expense risk charges	15,755	270

Net investment income (loss)	16,382	76

Realized gains (losses) on investments:
Realized net investment gain (loss)	(17,869)	(14,552)

Capital gain distributions received	-	-

Realized gain (loss) on investments and
capital gain distributions, net	(17,869)	(14,552)

Unrealized appreciation (depreciation), net	392,783	26,292

Net increase (decrease) in net assets from operations	$391,296	$11,816

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years ended December 31,

	Janus Aspen		Janus Aspen		Janus Aspen
	Janus*		Enterprise**		Forty
	2009	2008	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(671)	$(534)	$(25,779)	$(27,102)	$(1,061)	$(1,230)

Realized gains (losses) on investments	(8,892)	10,247	126,761	650,149	6,227	11,106

Unrealized appreciation (depreciation), net	49,712	(92,664)	813,297	(2,422,210)	35,660	(77,373)

Net increase (decrease) in net assets from operations	40,149	(82,951)	914,279	(1,799,163)	40,826	(67,497)

Contract transactions:
Purchase payments	15,170	19,269	290,486	329,047	10,874	11,944

Transfers between subaccounts, net	3,683	(176)	11,325	(1,987)	806	3,046

Withdrawals and surrenders	(17,847)	(1,443)	(318,658)	(187,181)	(5,539)	(12,761)

Monthly deductions	(12,048)	(14,453)	(280,093)	(305,123)	(8,375)	(8,677)

Policy loans	1,599	(385)	(24,983)	27,882	3,481	137

Net increase (decrease) in net assets
derived from contract transactions	(9,443)	2,812	(321,923)	(137,362)	1,247	(6,311)

Total increase (decrease) in net assets	30,706	(80,139)	592,356	(1,936,525)	42,073	(73,808)

Net assets at beginning of year	126,838	206,977	2,212,397	4,148,922	84,763	158,571

Net assets at end of year	$157,544	$126,838	$2,804,753	$2,212,397	$126,836	$84,763

	For the Years ended December 31,
	Janus Aspen
	Worldwide		Janus Aspen
	Growth		Balanced
	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$121	$44	$2,968	$2,480

Realized gains (losses) on investments	(2,166)	749	6,318	22,852

Unrealized appreciation (depreciation), net	10,707	(22,541)	23,277	(52,086)

Net increase (decrease) in net assets from operations	8,662	(21,748)	32,563	(26,754)

Contract transactions:
Purchase payments	2,235	2,693	11,681	12,486

Transfers between subaccounts, net	4,157	116	3,992	350

Withdrawals and surrenders	(573)	(6,389)	(547)	(21,206)

Monthly deductions	(3,415)	(4,389)	(12,298)	(11,619)

Policy loans	181	722	35	(2,671)

Net increase (decrease) in net assets
derived from contract transactions	2,585	(7,247)	2,863	(22,660)

Total increase (decrease) in net assets	11,247	(28,995)	35,426	(49,414)

Net assets at beginning of year	25,588	54,583	133,249	182,663

Net assets at end of year	$36,835	$25,588	$168,675	$133,249

See accompanying notes to financial statements

*Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Life Account I

STATEMENTS OF CHANGES IN NET ASSETS

	For the Years ended December 31,
				T. Rowe Price
		T. Rowe Price		Limited Term		T. Rowe Price
	Prime Reserve			Bond		Equity Income
	2009		2008	2009	2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(1,839)		$4,359	$2,891	$3,940	$1,256	$2,114

Realized gains (losses) on investments	-		-	477	(2,160)	(17,174)	960

Unrealized appreciation (depreciation), net	-		-	4,875	(1,250)	44,984	(81,211)

Net increase (decrease) in net assets from operations	(1,839)		4,359	8,243	530	29,066	(78,137)

Contract transactions:
Purchase payments	10,473		11,793	8,882	9,386	12,057	17,005

Transfers between subaccounts, net	120,129		(235)	928	9,298	(151)	(559)

Withdrawals and surrenders	(126,029)		(20,469)	(31,316)	(22,337)	(19,780)	(71,644)

Monthly deductions	(23,885)		(19,825)	(11,864)	(14,153)	(10,079)	(12,870)

Policy loans	3,779		2,199	12,337	2,576	11,042	(4,610)

Net increase (decrease) in net assets
derived from contract transactions	(15,533)		(26,537)	(21,033)	(15,230)	(6,911)	(72,678)

Total increase (decrease) in net assets	(17,372)		(22,178)	(12,790)	(14,700)	22,155	(150,815)

Net assets at beginning of year	269,417		291,595	118,945	133,645	129,068	279,883

Net assets at end of year	$252,045		$269,417	$106,155	$118,945	$151,223	$129,068

	For the Years ended December 31,
	T. Rowe Price			T. Rowe Price
	Personal Strategy			International
	Balanced			Stock
	2009		2008	2009	2008

Increase (decrease) in net assets from operations:
Net investment income (loss)	$16,382		$27,659	$76	$214

Realized gains (losses) on investments	(17,869)		68,145	(14,552)	1,767

Unrealized appreciation (depreciation), net	392,783		(787,231)	26,292	(31,060)

Net increase (decrease) in net assets from operations	391,296		(691,427)	11,816	(29,079)

Contract transactions:
Purchase payments	67,671		94,538	4,756	6,313

Transfers between subaccounts, net	(125,513)		(815)	(19,356)	(9,038)

Withdrawals and surrenders	(67,570)		(69,439)	10	(79,619)

Monthly deductions	(97,150)		(105,104)	(4,778)	(5,497)

Policy loans	5,350		1,849	233	402

Net increase (decrease) in net assets
derived from contract transactions	(217,212)		(78,971)	(19,135)	(87,439)

Total increase (decrease) in net assets	174,084		(770,398)	(7,319)	(116,518)

Net assets at beginning of year	1,510,227		2,280,625	22,899	139,417

Net assets at end of year	$1,684,311		$1,510,227	$15,580	$22,899

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS
December 31, 2009 and 2008

1.	Organization

The Sentry Variable Life Account I (the Variable Life Account) is a segregated investment account of the Sentry Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Life Account was established by the Company on February 12, 1985 in support of variable life insurance contracts, and commenced operations on January 13, 1987.  The Company discontinued new sales of variable life insurance contracts on October 13, 2003.  The Account is an accounting entity wherein all segregated account transactions are reflected.

The assets of each subaccount of the Variable Life Account are invested in shares of corresponding portfolios of Janus Aspen Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., and T. Rowe Price International Series, Inc. (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by policy owners.

The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940.  A copy of the Funds' annual reports are included in the Variable Life Account's Annual Report.

2.	Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Valuation of Investments

Investments in shares of each Fund are valued on the closing net asset value per share at December 31, 2009. The Funds value their investment securities at fair value.

Policy Loans

The Policy may be used to secure a loan from the Company. The maximum loan amount is 90% of the Policy's Cash Value minus the full surrender charge.

Securities Transactions and Investment Income

Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on the basis of specific identification.

Federal Income Taxes

The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the Variable Life Account are part of the total operations of the Company and are not taxed as a separate entity.

Under Federal income tax law, net investment income and net realized investment gains of the Variable Life Account which are applied to increase net assets are not taxed.

Recently Issued Accounting Standard

In September 2006, the FASB issued FASB ASC820, Fair Value Measurements and Disclosures.  FASB ASC820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures  about fair value measurements.  FASB ASC820 also provides guidance regarding the extent to which  companies measure assets and liabilities at fair value, the information used to measure fair value, and  the effect of fair value measurements on earnings.  For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent  to initial recognition, the reporting entity shall disclose information that enables financial

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 and 2008

statement users to assess the inputs used to develop those measurements. FASB ASC820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. FASB ASC820 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted FASB ASC820 effective January 1, 2008. The adoption of FASB ASC820 did not have a material impact on the Variable Account's financial statements.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC820 Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Company adopted this guidance effective for the year ending December 31, 2009. The adoption of this guidance did not have a material impact on the Variable Account's financial statements.

	Subsequent Events

In connection with the preparation of the financial statements and in accordance with the recently issued FASB ASC855, Subsequent Events, the Company evaluated subsequent events after the financial statement date of December 31, 2009 through March 1, 2010. No significant subsequent events were identified.

3.	Purchases and Sales of Securities

	In 2009, purchases and proceeds on sales of the Funds' shares were as follows:

			Proceeds
		Purchases	on Sales
*	Janus Aspen Janus Portfolio	$23,637	$33,750
**	Janus Aspen Enterprise Portfolio	349,504	697,206
	Janus Aspen Forty Portfolio	34,022	33,837
	Janus Aspen Worldwide Growth Portfolio	8,325	5,620
	Janus Aspen Balanced Portfolio	26,128	14,728
	T. Rowe Price Prime Reserve Portfolio	245,532	262,904
	T. Rowe Price Limited Term Bond Portfolio	28,644	46,786
	T. Rowe Price Equity Income Portfolio	26,554	32,209
	T. Rowe Price Personal Strategy Balanced Portfolio	114,045	314,875
	T. Rowe Price International Stock Portfolio	6,220	25,279
	Total	$862,611	$1,467,194

	*Formerly Janus Aspen Large Cap Growth Portfolio
	**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 and 2008

	In 2008, purchases and proceeds on sales of the Funds' shares were as follows:

			Proceeds
		Purchases	on Sales
	Janus Aspen Large Cap Growth Portfolio	$73,469	$71,183
	Janus Aspen Mid Cap Growth Portfolio	917,152	886,857
	Janus Aspen Forty Portfolio	16,748	24,297
	Janus Aspen Worldwide Growth Portfolio	10,122	17,326
	Janus Aspen Balanced Portfolio	41,223	50,768
	T. Rowe Price Prime Reserve Portfolio	134,477	156,655
	T. Rowe Price Limited Term Bond Portfolio	45,243	56,533
	T. Rowe Price Equity Income Portfolio	56,676	121,886
	T. Rowe Price Personal Strategy Balanced Portfolio	471,231	509,296
	T. Rowe Price International Stock Portfolio	10,000	95,809
	Total	$1,776,341	$1,990,610

4.	Expenses and Related Party Transactions

A mortality and expense risk premium and a death benefit guarantee risk charge are deducted by the Company from the Variable Life Account on a daily basis which is equal, on an annual basis, to 1.05% (.90% mortality and expense risk and .15% death benefit guarantee risk charge) of the daily net asset value of the Variable Life Account. These charges compensate the Company for assuming these risks under the variable life contract. Until May 1, 2004 the Company elected to pass through to the Variable Life Account any administrative allowances received from the Funds. After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Life Account (see Note 7).

At the beginning of each policy month, the Company makes a deduction, per contract holder, from the cash value of the policy by canceling accumulation units. This deduction consists of the cost of insurance for the policy and any additional benefits provided by rider, if any, for the policy month and a $5 monthly administrative fee. The administrative fee, which is reported through monthly deductions on the Statement of Changes in Net Assets, reimburses the Company for administrative expenses relating to the issuance and maintenance of the contract.

The Company deducts a front-end sales expense charge of 5% from each premium payment. A surrender charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred in connection with issuing a policy. The full surrender charge, which is reported through withdrawals and surrenders on the Statement of Changes in Net Assets, will be reduced during the first nine contract years until it reaches zero in the tenth contract year.

	The Company deducts from each premium payment the amount of premium taxes levied by any state or government entity. Premium taxes up to 4% are imposed by certain states.

	Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.	Fair Value Measurement

FASB ASC820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Variable Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Variable Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC820, the Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 and 2008

The Company categorizes financial assets recorded at fair value as follows:

Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

Level 1	Level 2	Level 3	Total
Variable Account Investments	-	$5,503,957	-	$5,503,957

The Variable Account only invests in funds with fair value measurements in level two and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC820.

6.	Changes in Units Outstanding

The changes in units outstanding for the year ended December 31, 2009 were as follows:

Units	Units	Net Increase
Issued	Redeemed	(Decrease)
*	Janus Aspen Janus Portfolio	4,391	6,588	(2,197)
**	Janus Aspen Enterprise Portfolio	16,069	29,224	(13,155)
Janus Aspen Forty Portfolio	4,749	4,314	435
Janus Aspen Worldwide Growth Portfolio	1,512	1,170	342
Janus Aspen Balanced Portfolio	1,308	1,112	196
T. Rowe Price Prime Reserve Portfolio	12,169	12,950	(781)
T. Rowe Price Limited Term Bond Portfolio	942	1,738	(796)
T. Rowe Price Equity Income Portfolio	2,049	2,727	(678)
T. Rowe Price Personal Strategy Balanced Portfolio	2,246	8,996	(6,750)
T. Rowe Price International Stock Portfolio	863	2,954	(2,091)

The changes in units outstanding for the year ended December 31, 2008 were as follows:

Units	Units	Net Increase
Issued	Redeemed	(Decrease)
Janus Aspen Large Cap Growth Portfolio	10,889	10,151	738
Janus Aspen Mid Cap Growth Portfolio	24,233	29,282	(5,049)
Janus Aspen Forty Portfolio	1,777	2,222	(445)
Janus Aspen Worldwide Growth Portfolio	1,547	2,567	(1,020)
Janus Aspen Balanced Portfolio	2,135	3,859	(1,724)
T. Rowe Price Prime Reserve Portfolio	6,405	7,741	(1,336)
T. Rowe Price Limited Term Bond Portfolio	1,586	2,200	(614)
T. Rowe Price Equity Income Portfolio	3,138	7,528	(4,390)
T. Rowe Price Personal Strategy Balanced Portfolio	9,385	11,576	(2,191)
T. Rowe Price International Stock Portfolio	871	8,834	(7,963)

*Formerly Janus Aspen Large Cap Growth Portfolio
**Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 and 2008

7.	Financial Highlights

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2009 follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
*	Janus Aspen Janus Portfolio	25,441	$6.19	$158	1.05%	0.54%	34.94%
**	Janus Aspen Enterprise Portfolio	100,769	27.83	2,805	1.05	-	43.32
	Janus Aspen Forty Portfolio	13,520	9.38	127	1.05	0.04	44.82
	Janus Aspen Worldwide Growth Portfolio	6,410	5.75	37	1.05	1.47	36.27
	Janus Aspen Balanced Portfolio	12,361	13.65	169	1.05	3.08	24.58
	T. Rowe Price Prime Reserve Portfolio	12,626	19.96	252	1.05	0.39	(0.66)
	T. Rowe Price Limited Term Bond Portfolio	3,965	26.77	106	1.05	3.53	7.16
	T. Rowe Price Equity Income Portfolio	11,157	13.55	151	1.05	2.02	24.29
	T. Rowe Price Personal Strategy Balanced Portfolio	39,164	43.00	1,684	1.05	2.15	30.75
	T. Rowe Price International Stock Portfolio	1,719	9.06	16	1.05	1.39	50.81

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2008 follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
	Janus Aspen Large Cap Growth Portfolio	27,638	$4.59	$127	1.05%	0.75%	(40.35)%
	Janus Aspen Mid Cap Growth Portfolio	113,924	19.42	2,212	1.05	0.25	(44.31)
	Janus Aspen Forty Portfolio	13,085	6.48	85	1.05	0.14	(44.74)
	Janus Aspen Worldwide Growth Portfolio	6,068	4.22	26	1.05	1.17	(45.25)
	Janus Aspen Balanced Portfolio	12,165	10.95	133	1.05	2.64	(16.72)
	T. Rowe Price Prime Reserve Portfolio	13,407	20.10	269	1.05	2.63	1.60
	T. Rowe Price Limited Term Bond Portfolio	4,761	24.99	119	1.05	4.01	0.49
	T. Rowe Price Equity Income Portfolio	11,835	10.91	129	1.05	2.28	(36.78)
	T. Rowe Price Personal Strategy Balanced Portfolio	45,914	32.89	1,510	1.05	2.47	(30.62)
	T. Rowe Price International Stock Portfolio	3,810	6.01	23	1.05	1.67	(49.24)

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

*	Formerly Janus Aspen Large Cap Growth Portfolio
**	Formerly Janus Aspen Mid Cap Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 and 2008

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2007 follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
	Janus Aspen Large Cap Growth Portfolio	26,900	$7.69	$207	1.05%	0.73%	13.89%
	Janus Aspen Mid Cap Growth Portfolio	118,973	34.87	4,149	1.05	0.21	20.77
	Janus Aspen Forty Portfolio	13,530	11.72	159	1.05	0.35	35.57
	Janus Aspen Worldwide Growth Portfolio	7,088	7.70	55	1.05	0.76	8.48
	Janus Aspen Balanced Portfolio	13,889	13.15	183	1.05	2.60	9.38
	T. Rowe Price Prime Reserve Portfolio	14,743	19.78	292	1.05	4.69	3.79
	T. Rowe Price Limited Term Bond Portfolio	5,375	24.86	134	1.05	4.34	4.37
	T. Rowe Price Equity Income Portfolio	16,225	17.25	280	1.05	1.70	2.18
	T. Rowe Price Personal Strategy Balanced Portfolio	48,105	47.41	2,281	1.05	2.19	6.49
	T. Rowe Price International Stock Portfolio	11,773	11.84	139	1.05	1.69	11.86

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2006 follows:

					Expenses	Income
					as a % of	as a % of
			Net Assets		Average	Average
			Unit		Net	Net	Total
		Units	Value	(000's)	Assets#	Assets	Return
	Janus Aspen Large Cap Growth Portfolio	30,635	$6.76	$207	1.05%	0.48%	10.22%
	Janus Aspen Mid Cap Growth Portfolio	128,845	28.88	3,721	1.05	-	12.44
	Janus Aspen Forty Portfolio	13,601	8.65	118	1.05	0.34	8.21
	Janus Aspen Worldwide Growth Portfolio	8,266	7.10	59	1.05	1.72	16.98
	Janus Aspen Balanced Portfolio	13,108	12.02	158	1.05	2.15	9.57
	T. Rowe Price Prime Reserve Portfolio	10,713	19.06	204	1.05	4.49	3.51
	T. Rowe Price Limited Term Bond Portfolio	6,216	23.82	148	1.05	3.99	2.98
	T. Rowe Price Equity Income Portfolio	20,659	16.88	349	1.05	1.59	17.74
	T. Rowe Price Personal Strategy Balanced Portfolio	49,896	44.52	2,221	1.05	2.09	10.69
	T. Rowe Price International Stock Portfolio	8,802	10.59	93	1.05	1.24	17.87

#	Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to policyholder accounts.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Life Account I
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2009 and 2008

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable life contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2005 follows:

			Expenses	Income
			as a % of	as a % of
	Net Assets		Average	Average
	Unit		Net	Net	Total
Units	Value	(000's)	Assets#	Assets	Return
Janus Aspen Large Cap Growth Portfolio	28,812	$ 6.13	$ 177	1.05%	0.35%	3.16%
Janus Aspen Mid Cap Growth Portfolio	139,196	25.68	3,575	1.05	-	11.14
Janus Aspen Forty Portfolio	16,968	7.99	136	1.05	0.21	11.68
Janus Aspen Worldwide Growth Portfolio	6,671	6.07	40	1.05	1.49	4.76
Janus Aspen Balanced Portfolio	14,168	10.97	155	1.05	2.34	6.83
T. Rowe Price Prime Reserve Portfolio	10,745	18.41	198	1.05	2.75	1.72
T. Rowe Price Limited Term Bond Portfolio	6,443	23.13	149	1.05	3.57	0.69
T. Rowe Price Equity Income Portfolio	19,090	14.34	274	1.05	1.70	2.84
T. Rowe Price Personal Strategy Balanced Portfolio	52,317	40.22	2,104	1.05	1.77	5.32
T. Rowe Price International Stock Portfolio	8,497	8.98	76	1.05	5.60	14.82

# Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to policyholder accounts.

Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.  Each subaccount is required to satisfy the requirements of Section 817(h).  The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code.  The Variable Life Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate action to assure compliance.